EQUITY (Details 4) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reserves within equity [line items]
Transactions with non-controlling interest		$ 79,940	$ 91,147
Total equity		3,746,776	4,267,236	$ 4,185,304	$ 2,937,548
Other Sundry Reserves [Member]
Disclosure of reserves within equity [line items]
Higher value for TAM S.A. share exchange	[1]	2,665,692	2,665,692	2,665,692
Reserve for the adjustment to the value of fixed assets	[2]	2,620	2,620	2,620
Transactions with non-controlling interest	[3]	(25,913)	(25,911)	(25,911)
Cost of issuance and placement of shares				(9)
Others		(3,483)	(2,621)	(2,111)
Total equity		$ 2,638,916	$ 2,639,780	$ 2,640,281	$ 2,634,679

[1]	Corresponds to the difference between the value of the shares of TAM S.A., acquired by Sister Holdco S.A. (under the Subscriptions) and by Holdco II S.A. (by virtue of the Exchange Offer), which is recorded in the declaration of completion of the merger by absorption, and the fair value of the shares exchanged by LATAM Airlines Group S.A. as of June 22, 2012.
[2]	Corresponds to the technical revaluation of the fixed assets authorized by the Commission for the Financial Market in the year 1979, in Circular No. 1529. The revaluation was optional and could be made only once; the originated reserve is not distributable and can only be capitalized.
[3]	The balance as of December 31, 2018 corresponds to the loss generated by: Lan Pax Group S.A. e Inversiones Lan S.A. in the acquisition of shares of Aerovias de Integracion Regional Aires S.A. for ThUS $ (3,480) and ThUS $ (20), respectively; the acquisition of TAM S.A. of the minority interest in Aerolinhas Brasileiras S.A. for ThUS $ (885), the acquisition of Inversiones Lan S.A. of the minority participation in Aires Integra Regional Airlines S.A. for an amount of ThUS $ (2) and the acquisition of a minority stake in Aerolane S.A. by Lan Pax Group S.A. for an amount of ThUS $ (21,526) through Holdco Ecuador S.A.